Schedule of Investments (unaudited) March 31, 2020	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 90.8%

Automobiles — 0.5%
Tesla, Inc.(a)(b)	6,171	$3,233,604

Banks — 0.5%
Klarna Holdings AB, (Acquired 08/07/2019, cost $3,966,981)(c)(d)	17,130	3,369,705

Communications Equipment — 0.2%
Accton Technology Corp.	258,000	1,380,451

Diversified Consumer Services — 2.6%
Arco Platform Ltd., Class A(a)	178,434	7,540,621
Chegg, Inc.(a)(b)	122,977	4,400,117
TAL Education Group - ADR(a)(b)	106,676	5,681,564

		17,622,302

Diversified Financial Services — 0.3%
TransferWise, (Acquired 06/03/2019, cost $2,471,478)(c)(d)	27,945	2,290,372

Diversified Telecommunication Services — 0.7%
Bandwidth, Inc., Class A(a)(b)	70,077	4,715,481

Electronic Equipment, Instruments & Components — 1.5%
Sunny Optical Technology Group Co. Ltd.	433,600	5,735,596
Yageo Corp.	457,000	4,104,021

		9,839,617

Entertainment — 3.3%
Activision Blizzard, Inc.(b)	114,658	6,819,858
NetEase, Inc. - ADR(b)	15,289	4,907,157
Netflix, Inc.(a)(b)	15,333	5,757,542
Roku, Inc.(a)(b)	51,496	4,504,870

		21,989,427

Health Care Technology — 2.0%
Ping An Healthcare and Technology Co. Ltd.(a)(e)	522,278	4,809,060
Teladoc Health, Inc.(a)(b)	54,543	8,454,711

		13,263,771

Interactive Media & Services — 10.3%
Alphabet, Inc., Class A(a)(b)	18,066	20,991,789
Facebook, Inc., Class A(a)(b)	49,101	8,190,047
Kakao Corp.	47,217	5,972,154
Pinterest, Inc., Class A(a)(b)	184,153	2,843,322
Snap, Inc., Class A(a)(b)	324,902	3,863,085
Tencent Holdings Ltd.	416,100	20,566,822
Yandex NV, Class A(a)(b)	183,469	6,247,119

		68,674,338

Internet & Direct Marketing Retail — 10.4%
Alibaba Group Holding Ltd. - ADR(a)(b)	123,520	24,022,170
Amazon.com, Inc.(a)(b)	11,873	23,149,025
Delivery Hero SE(a)(e)	105,963	7,790,830
Ensogo Ltd.(a)(c)	173,282	1

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Jasper Infotech Private Ltd., Series I, (Acquired 08/08/15, cost $1,998,435))(c)(d)	1,054	$171,486
Meituan Dianping, Class B(a)	627,396	7,479,342
MercadoLibre, Inc.(a)(b)	14,401	7,036,041

		69,648,895

IT Services — 15.9%
Adyen NV(a)(e)	5,501	4,675,268
GMO Payment Gateway, Inc.	76,900	5,389,565
Mastercard, Inc., Class A(b)	77,682	18,764,864
MongoDB, Inc.(a)(b)	29,217	3,989,289
Okta, Inc.(a)(b)	70,468	8,615,418
Pagseguro Digital Ltd., Class A(a)(b)	141,119	2,727,830
PayPal Holdings, Inc.(a)(b)	110,121	10,542,985
Shopify, Inc., Class A(a)(b)	22,838	9,521,847
Square, Inc., Class A(a)(b)	151,049	7,911,947
StoneCo Ltd., Class A(b)	160,311	3,489,970
TRAX Ltd., (Acquired 09/12/2019, cost $4,000,013)(c)(d)	106,667	3,833,612
Twilio, Inc., Class A(a)(b)	103,493	9,261,589
Visa, Inc., Class A(b)	108,484	17,478,942

		106,203,126

Road & Rail — 0.3%
Uber Technologies, Inc.(a)(b)	85,473	2,386,406

Semiconductors & Semiconductor Equipment — 13.2%
Advanced Micro Devices, Inc.(a)(b)	256,008	11,643,244
ASML Holding NV	38,455	10,137,297
Cree, Inc.(a)(b)	117,709	4,173,961
Inphi Corp.(a)(b)	90,736	7,183,569
Lam Research Corp.(b)	37,918	9,100,320
Marvell Technology Group Ltd.(b)	370,758	8,390,254
Micron Technology, Inc.(a)(b)	131,308	5,522,814
Monolithic Power Systems, Inc.(b)	32,834	5,498,382
NXP Semiconductors NV(b)	47,157	3,910,730
Skyworks Solutions, Inc.(b)	44,021	3,934,597
SOITEC SA(a)	77,629	5,537,719
STMicroelectronics NV	290,068	6,235,471
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR(b)	147,934	7,069,766

		88,338,124

Software — 25.6%
Adobe, Inc.(a)(b)	45,768	14,565,208
Altium Ltd.	236,834	4,155,976
Anaplan, Inc.(a)(b)	82,249	2,488,855
Atlassian Corp. PLC, Class A(a)(b)	49,029	6,729,721
Autodesk, Inc.(a)(b)	38,191	5,961,615
Avalara, Inc.(a)(b)	87,853	6,553,834
Cadence Design Systems, Inc.(a)(b)	71,848	4,744,842
Coupa Software, Inc.(a)(b)	49,253	6,882,122

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Crowdstrike Holdings, Inc., Class A(a)(b)	56,192	$3,128,771
Elastic NV(a)(b)	52,787	2,946,042
Fair Isaac Corp.(a)(b)	13,437	4,134,431
Kingdee International Software Group Co. Ltd.	4,483,000	5,896,682
Microsoft Corp.(b)	222,122	35,030,861
Online Ventures Property Ltd., (Acquired 01/21/2020, cost $6,160,136)(c)(d)	53,642	4,828,186
RingCentral, Inc., Class A(a)(b)	42,257	8,954,681
salesforce.com, Inc.(a)(b)	97,642	14,058,495
ServiceNow, Inc.(a)(b)	29,614	8,486,780
Smartsheet, Inc., Class A(a)(b)	63,518	2,636,632
TeamViewer AG(a)	209,684	8,525,951
Xero Ltd.(a)	114,004	4,741,477
Zendesk, Inc.(a)(b)	73,677	4,716,065
Zoom Video Communications, Inc., Class A(a)(b)	35,474	5,183,461
Zscaler, Inc.(a)(b)	95,801	5,830,449

		171,181,137

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.(b)	92,447	23,508,348

Total Common Stocks — 90.8% (Cost — $313,097,830)		607,645,104

Preferred Securities — 8.2%

Preferred Stocks — 8.2%

Diversified Financial Services — 0.4%
TransferWise (Seed Preferred), (Acquired 06/03/2019, cost $849,295),(c)(d)	9,603	787,062
TransferWise, Series A, (Acquired 06/03/2019, cost $1,004,242),(c)(d)	11,355	930,656
TransferWise, Series B, (Acquired 06/03/2019, cost $288,408(c)(d)	3,261	267,271
TransferWise, Series C, (Acquired 06/03/2019, cost $161,315),(c)(d)	1,824	149,495
TransferWise, Series D, (Acquired 06/03/2019, cost $44,579),(c)(d)	504	41,308

Security	Shares	Value

Diversified Financial Services (continued)
TransferWise, Series E, (Acquired 06/03/2019, cost $4,688),(c)(d)	53	$4,344

		2,180,136

Internet & Direct Marketing Retail — 0.3%
Postmates, Inc., Series F, (Acquired 01/08/19, cost $3,130,001(c)(d)	392,275	2,290,886

IT Services — 1.1%
Ant Financial, Series A-18, (Acquired 05/18/18, cost $6,492,863),(c)(d)	1,157,373	7,187,286

Road & Rail — 1.1%
FlixMobility GmbH, Series F, (Acquired 07/26/2019, cost $5,482,937),(c)(d)	275	3,224,797
Xiaoju Kuaizhi Inc., Series A-17, (Acquired 07/28/15, cost $3,016,964),(c)(d)	110,003	4,616,826

		7,841,623

Semiconductors & Semiconductor Equipment — 3.1%
Credo Technology Group Holding Ltd., Series D, (Acquired 03/20/2020, cost $5,000,000),(c)(d)	1,001,382	5,000,001
Innovium, Inc., Series E, (Acquired 08/21/19, cost $3,000,003),(c)(d)	353,478	3,064,654
Psiquantum Corp., Series C, (Acquired 09/09/2019, cost $3,200,234),(c)(d)	690,003	2,656,512
SambaNova Systems, Inc., Series C, (Acquired 02/20/2020 , cost $9,972,125),(c)(d)	187,300	9,717,124

		20,438,291

Software — 2.2%
C3 AI, Inc., Series H, (Acquired 08/14/2019, cost $7,129,478),(c)(d)	1,415,000	5,603,400
Databricks, Inc., Series F, (Acquired 10/22/2019, cost $3,999,999),(c)(d)	93,135	4,242,299
GitLab, Inc., Series E, (Acquired 09/10/2019, cost $2,915,501(c)(d)	156,500	2,144,050
Unqork, Inc., Series B, (Acquired 09/19/19, cost $3,198,416),(c)(d)	7,027	3,008,118

		14,997,867

Total Preferred Stocks — 8.2%		54,936,089

Total Preferred Securities — 8.2% (Cost — $58,891,048)		54,936,089

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants — 0.0%

IT Services — 0.0%
TRAX Ltd., (Acquired 09/12/2019, cost $0)(c)(d)	17,065	$3,413

Total Warrants — 0.0% (Cost — $—)		3,413

Total Long-Term Investments — 99.0% (Cost — $371,988,878)		662,584,606

Short-Term Securities — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(f)(g)	12,686,742	12,686,742

Security	Value

Total Short-Term Securities — 1.9% (Cost — $12,686,742)	$12,686,742

Total Investments Before Options Written — 100.9% (Cost — $384,675,620)	675,271,348

Options Written — (1.4)% (Premiums Received — $8,350,534)	(9,095,726)

Total Investments, Net of Options Written — 99.5% (Cost — $376,325,086)	666,175,622

Other Assets Less Liabilities — 0.5%	3,044,475

Net Assets — 100.0%	$669,220,097

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $69,432,864, representing 10.4% of its net assets as of period end, and an original cost of $77,484,511.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Annualized 7-day yield as of period end.
(g)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	8,881,516	3,805,226	(b)	—	12,686,742	$12,686,742	$23,974		$—	$—
SL Liquidity Series, LLC, Money Market Series(c)	—	—		—	—	—	4,868	(d)	(10)	—

						$12,686,742	$28,842		$(10)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Trust.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar

EUR	Euro

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

OTC	Over-the-Counter

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust (BST)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alibaba Group Holding Ltd. — ADR	67	04/03/20	USD	225.00	USD	1,303	$(335)
Apple, Inc.	42	04/03/20	USD	310.00	USD	1,068	(42)
Atlassian Corp. PLC, Class A	6	04/03/20	USD	150.00	USD	82	(165)
Crowdstrike Holdings, Inc., Class A	79	04/03/20	USD	69.50	USD	440	(395)
Lam Research Corp.	30	04/03/20	USD	265.00	USD	720	(2,520)
Lam Research Corp.	30	04/03/20	USD	270.00	USD	720	(2,940)
Marvell Technology Group Ltd.	239	04/03/20	USD	27.00	USD	541	(17,686)
MongoDB, Inc.	53	04/03/20	USD	172.50	USD	724	(1,060)
Okta, Inc.	37	04/03/20	USD	146.00	USD	452	(555)
Okta, Inc.	111	04/03/20	USD	133.00	USD	1,357	(1,665)
Pinterest, Inc., Class A	57	04/03/20	USD	25.50	USD	88	(855)
Roku, Inc.	117	04/03/20	USD	120.00	USD	1,024	(409)
Shopify, Inc., Class A	16	04/03/20	USD	485.00	USD	667	(1,360)
Shopify, Inc., Class A	8	04/03/20	USD	515.00	USD	334	(560)
Shopify, Inc., Class A	8	04/03/20	USD	520.00	USD	334	(520)
Shopify, Inc., Class A	15	04/03/20	USD	450.00	USD	625	(3,487)
Snap, Inc., Class A	77	04/03/20	USD	18.50	USD	92	(154)
StoneCo Ltd., Class A	101	04/03/20	USD	44.00	USD	220	(10,605)
StoneCo Ltd., Class A	101	04/03/20	USD	47.00	USD	220	(10,605)
Twilio, Inc., Class A	69	04/03/20	USD	116.00	USD	617	(483)
Zoom Video Communications, Inc., Class A	15	04/03/20	USD	110.00	USD	219	(54,150)
Zoom Video Communications, Inc., Class A	50	04/03/20	USD	115.00	USD	731	(155,250)
Zscaler, Inc.	84	04/03/20	USD	57.00	USD	511	(36,120)
Activision Blizzard, Inc.	96	04/09/20	USD	61.00	USD	571	(14,160)
Adobe, Inc.	32	04/09/20	USD	330.00	USD	1,018	(12,240)
Adobe, Inc.	31	04/09/20	USD	350.00	USD	987	(5,487)
Advanced Micro Devices, Inc.	258	04/09/20	USD	48.00	USD	1,173	(29,025)
Alibaba Group Holding Ltd. — ADR	58	04/09/20	USD	212.50	USD	1,128	(1,392)
Amazon.com, Inc.	9	04/09/20	USD	1,950.00	USD	1,755	(41,940)
Amazon.com, Inc.	17	04/09/20	USD	2,000.00	USD	3,315	(44,115)
Atlassian Corp. PLC, Class A	80	04/09/20	USD	135.00	USD	1,098	(59,200)
Atlassian Corp. PLC, Class A	79	04/09/20	USD	142.00	USD	1,084	(27,650)
Autodesk, Inc.	30	04/09/20	USD	167.50	USD	468	(8,295)
Coupa Software, Inc.	83	04/09/20	USD	160.00	USD	1,160	(5,187)
Marvell Technology Group Ltd.	122	04/09/20	USD	26.00	USD	276	(11,956)
Mastercard, Inc., Class A	40	04/09/20	USD	310.00	USD	966	(17,600)
MercadoLibre, Inc.	9	04/09/20	USD	570.00	USD	440	(1,800)
MercadoLibre, Inc.	9	04/09/20	USD	580.00	USD	440	(2,002)
MercadoLibre, Inc.	31	04/09/20	USD	540.00	USD	1,515	(16,043)
Micron Technology, Inc.	116	04/09/20	USD	59.00	USD	488	(2,552)

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Netflix, Inc.	23	04/09/20	USD	380.00	USD	864	$(19,838)
Okta, Inc.	111	04/09/20	USD	123.00	USD	1,357	(49,395)
Okta, Inc.	99	04/09/20	USD	132.00	USD	1,210	(10,395)
PayPal Holdings, Inc.	76	04/09/20	USD	118.00	USD	728	(608)
Pinterest, Inc., Class A	310	04/09/20	USD	14.50	USD	479	(44,175)
RingCentral, Inc., Class A	35	04/09/20	USD	230.00	USD	742	(14,875)
ServiceNow, Inc.	19	04/09/20	USD	305.00	USD	545	(7,030)
Snap, Inc., Class A	265	04/09/20	USD	16.00	USD	315	(927)
Snap, Inc., Class A	273	04/09/20	USD	14.50	USD	325	(1,228)
StoneCo Ltd., Class A	102	04/09/20	USD	48.00	USD	222	(9,180)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	147	04/09/20	USD	52.00	USD	703	(3,675)
Visa, Inc., Class A	76	04/09/20	USD	150.00	USD	1,225	(106,400)
Yandex NV, Class A	146	04/09/20	USD	42.00	USD	497	(5,840)
Zscaler, Inc.	84	04/09/20	USD	56.00	USD	511	(48,300)
salesforce.com, Inc.	128	04/09/20	USD	185.00	USD	1,843	(55,040)
Activision Blizzard, Inc.	141	04/17/20	USD	65.00	USD	839	(8,108)
Adobe, Inc.	22	04/17/20	USD	365.00	USD	700	(1,166)
Advanced Micro Devices, Inc.	51	04/17/20	USD	60.00	USD	232	(433)
Advanced Micro Devices, Inc.	40	04/17/20	USD	46.00	USD	182	(9,920)
Alibaba Group Holding Ltd. — ADR	131	04/17/20	USD	225.00	USD	2,548	(1,965)
Alphabet, Inc., Class A	14	04/17/20	USD	1,415.00	USD	1,627	(1,330)
Alphabet, Inc., Class A	6	04/17/20	USD	1,280.00	USD	697	(3,270)
Alphabet, Inc., Class A	11	04/17/20	USD	1,190.00	USD	1,278	(34,100)
Amazon.com, Inc.	9	04/17/20	USD	2,030.00	USD	1,755	(26,820)
Amazon.com, Inc.	6	04/17/20	USD	2,050.00	USD	1,170	(15,570)
Anaplan, Inc.	144	04/17/20	USD	35.00	USD	436	(7,920)
Apple, Inc.	74	04/17/20	USD	275.00	USD	1,882	(22,015)
Apple, Inc.	42	04/17/20	USD	270.00	USD	1,068	(18,060)
Atlassian Corp. PLC, Class A	6	04/17/20	USD	155.00	USD	82	(1,185)
Autodesk, Inc.	73	04/17/20	USD	155.00	USD	1,140	(63,328)
Avalara, Inc.	153	04/17/20	USD	70.00	USD	1,141	(116,280)
Bandwidth, Inc., Class A	46	04/17/20	USD	70.00	USD	310	(13,685)
Bandwidth, Inc., Class A	122	04/17/20	USD	80.01	USD	821	(2,186)
Cadence Design Systems, Inc.	103	04/17/20	USD	65.00	USD	680	(46,350)
Cadence Design Systems, Inc.	106	04/17/20	USD	60.00	USD	700	(67,840)
Chegg, Inc.	180	04/17/20	USD	40.00	USD	644	(13,500)
Chegg, Inc.	250	04/17/20	USD	35.00	USD	895	(71,250)
Cree, Inc.	199	04/17/20	USD	50.00	USD	706	(7,960)
Crowdstrike Holdings, Inc., Class A	74	04/17/20	USD	45.00	USD	412	(83,250)
Crowdstrike Holdings, Inc., Class A	80	04/17/20	USD	62.50	USD	445	(5,400)
Elastic NV	85	04/17/20	USD	85.00	USD	474	(2,125)
Facebook, Inc., Class A	37	04/17/20	USD	200.00	USD	617	(407)
Fair Isaac Corp.	13	04/17/20	USD	420.00	USD	400	(260)
Fair Isaac Corp.	13	04/17/20	USD	290.00	USD	400	(39,000)
Inphi Corp.	149	04/17/20	USD	70.00	USD	1,180	(164,645)
Lam Research Corp.	72	04/17/20	USD	230.00	USD	1,728	(147,240)
Marvell Technology Group Ltd.	372	04/17/20	USD	23.00	USD	842	(36,828)
Mastercard, Inc., Class A	37	04/17/20	USD	330.00	USD	894	(481)
Microsoft Corp.	98	04/17/20	USD	190.00	USD	1,546	(1,764)
Microsoft Corp.	98	04/17/20	USD	144.00	USD	1,546	(166,110)
MongoDB, Inc.	39	04/17/20	USD	125.00	USD	533	(62,400)
Monolithic Power Systems, Inc.	52	04/17/20	USD	180.00	USD	871	(23,790)

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
NetEase, Inc. — ADR	25	04/17/20	USD	300.00	USD	802	$(67,750)
NetEase, Inc. — ADR	26	04/17/20	USD	350.00	USD	834	(6,695)
Netflix, Inc.	32	04/17/20	USD	360.00	USD	1,202	(82,320)
Okta, Inc.	18	04/17/20	USD	135.00	USD	220	(2,970)
Okta, Inc.	82	04/17/20	USD	120.00	USD	1,003	(60,270)
Pagseguro Digital Ltd., Class A	148	04/17/20	USD	40.00	USD	286	(3,700)
Pagseguro Digital Ltd., Class A	149	04/17/20	USD	37.50	USD	288	(8,940)
PayPal Holdings, Inc.	150	04/17/20	USD	115.00	USD	1,436	(1,650)
PayPal Holdings, Inc.	152	04/17/20	USD	105.00	USD	1,455	(16,264)
RingCentral, Inc., Class A	35	04/17/20	USD	210.00	USD	742	(49,525)
RingCentral, Inc., Class A	38	04/17/20	USD	215.00	USD	805	(43,700)
Roku, Inc.	117	04/17/20	USD	125.00	USD	1,024	(3,042)
ServiceNow, Inc.	30	04/17/20	USD	310.00	USD	860	(18,900)
ServiceNow, Inc.	54	04/17/20	USD	305.00	USD	1,548	(41,580)
Shopify, Inc., Class A	7	04/17/20	USD	525.00	USD	292	(577)
Shopify, Inc., Class A	8	04/17/20	USD	540.00	USD	334	(640)
Skyworks Solutions, Inc.	86	04/17/20	USD	100.00	USD	769	(13,975)
Smartsheet, Inc., Class A	54	04/17/20	USD	45.00	USD	224	(14,175)
Snap, Inc., Class A	264	04/17/20	USD	10.00	USD	314	(57,156)
Splunk, Inc., Class A	125	04/17/20	USD	85.00	USD	655	(750)
Splunk, Inc., Class A	311	04/17/20	USD	50.00	USD	1,629	(161,720)
StoneCo Ltd., Class A	245	04/17/20	USD	37.00	USD	533	(20,825)
StoneCo Ltd., Class A	77	04/17/20	USD	30.00	USD	168	(1,347)
TAL Education Group — ADR	150	04/17/20	USD	57.50	USD	799	(12,000)
Teladoc Health, Inc.	98	04/17/20	USD	130.00	USD	1,519	(268,520)
Teladoc Health, Inc.	100	04/17/20	USD	170.00	USD	1,550	(64,500)
Tesla, Inc.	21	04/17/20	USD	510.00	USD	1,100	(106,628)
Twilio, Inc., Class A	64	04/17/20	USD	125.00	USD	573	(448)
Twilio, Inc., Class A	160	04/17/20	USD	85.00	USD	1,432	(121,600)
Uber Technologies, Inc.	299	04/17/20	USD	23.00	USD	835	(171,178)
Visa, Inc., Class A	59	04/17/20	USD	165.00	USD	951	(40,120)
Yandex NV, Class A	516	04/17/20	USD	34.00	USD	1,757	(95,460)
Zendesk, Inc.	30	04/17/20	USD	90.00	USD	192	(1,050)
Zendesk, Inc.	227	04/17/20	USD	70.00	USD	1,453	(30,645)
Zoom Video Communications, Inc., Class A	55	04/17/20	USD	130.00	USD	804	(114,125)
Zscaler, Inc.	83	04/17/20	USD	57.50	USD	505	(44,820)
Zscaler, Inc.	84	04/17/20	USD	60.00	USD	511	(33,180)
salesforce.com, Inc.	65	04/17/20	USD	180.00	USD	936	(390)
salesforce.com, Inc.	66	04/17/20	USD	170.00	USD	950	(1,716)
Adobe, Inc.	32	04/24/20	USD	342.50	USD	1,018	(19,920)
Advanced Micro Devices, Inc.	171	04/24/20	USD	53.00	USD	778	(11,115)
Alphabet, Inc., Class A	24	04/24/20	USD	1,200.00	USD	2,789	(81,720)
Alphabet, Inc., Class A	9	04/24/20	USD	1,165.00	USD	1,046	(46,575)
Apple, Inc.	20	04/24/20	USD	242.50	USD	509	(43,000)
Autodesk, Inc.	30	04/24/20	USD	170.00	USD	468	(11,220)
Coupa Software, Inc.	89	04/24/20	USD	147.00	USD	1,244	(64,080)
Cree, Inc.	101	04/24/20	USD	48.50	USD	358	(42,420)
Cree, Inc.	111	04/24/20	USD	41.00	USD	394	(49,950)

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Facebook, Inc., Class A	20	04/24/20	USD	185.00	USD	334	$(3,120)
Marvell Technology Group Ltd.	164	04/24/20	USD	21.50	USD	371	(25,584)
Mastercard, Inc., Class A	40	04/24/20	USD	257.50	USD	966	(29,600)
Mastercard, Inc., Class A	39	04/24/20	USD	262.50	USD	942	(22,425)
Micron Technology, Inc.	140	04/24/20	USD	42.00	USD	589	(42,700)
RingCentral, Inc., Class A	39	04/24/20	USD	220.00	USD	826	(44,655)
Shopify, Inc., Class A	81	04/24/20	USD	385.00	USD	3,377	(412,695)
Shopify, Inc., Class A	5	04/24/20	USD	415.00	USD	208	(15,425)
Snap, Inc., Class A	154	04/24/20	USD	13.00	USD	183	(11,088)
Splunk, Inc., Class A	92	04/24/20	USD	45.00	USD	482	(85,330)
StoneCo Ltd., Class A	164	04/24/20	USD	44.50	USD	357	(73,800)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	148	04/24/20	USD	53.50	USD	707	(6,660)
salesforce.com, Inc.	82	04/24/20	USD	149.00	USD	1,181	(45,305)
Adobe, Inc.	43	05/01/20	USD	325.00	USD	1,368	(65,898)
Alibaba Group Holding Ltd. — ADR	40	05/01/20	USD	182.50	USD	778	(66,200)
Facebook, Inc., Class A	77	05/01/20	USD	160.00	USD	1,284	(118,003)
Microsoft Corp.	98	05/01/20	USD	162.50	USD	1,546	(71,540)
MongoDB, Inc.	97	05/01/20	USD	132.00	USD	1,324	(134,345)
Twilio, Inc., Class A	69	05/01/20	USD	105.00	USD	617	(19,700)
Zoom Video Communications, Inc., Class A	110	05/01/20	USD	148.00	USD	1,607	(154,550)
Facebook, Inc., Class A	37	05/08/20	USD	182.50	USD	617	(15,725)
Activision Blizzard, Inc.	155	05/15/20	USD	60.00	USD	922	(54,638)
Advanced Micro Devices, Inc.	288	05/15/20	USD	50.00	USD	1,310	(67,248)
Advanced Micro Devices, Inc.	88	05/15/20	USD	47.00	USD	400	(32,120)
Alibaba Group Holding Ltd. — ADR	136	05/15/20	USD	205.00	USD	2,645	(75,820)
Anaplan, Inc.	144	05/15/20	USD	35.00	USD	436	(16,560)
Bandwidth, Inc., Class A	77	05/15/20	USD	80.00	USD	518	(19,250)
Cadence Design Systems, Inc.	21	05/15/20	USD	75.00	USD	139	(2,520)
Crowdstrike Holdings, Inc., Class A	132	05/15/20	USD	65.00	USD	735	(24,090)
Elastic NV	98	05/15/20	USD	55.00	USD	547	(65,170)
Marvell Technology Group Ltd.	84	05/15/20	USD	23.00	USD	190	(14,784)
Marvell Technology Group Ltd.	154	05/15/20	USD	27.00	USD	349	(5,005)
Marvell Technology Group Ltd.	162	05/15/20	USD	25.00	USD	367	(13,932)
Micron Technology, Inc.	203	05/15/20	USD	47.50	USD	854	(36,134)
Microsoft Corp.	150	05/15/20	USD	155.00	USD	2,366	(204,000)
NXP Semiconductors NV	165	05/15/20	USD	95.00	USD	1,368	(44,385)
Pagseguro Digital Ltd., Class A	290	05/15/20	USD	22.50	USD	561	(39,150)
Pinterest, Inc., Class A	230	05/15/20	USD	15.00	USD	355	(40,825)
Roku, Inc.	31	05/15/20	USD	120.00	USD	271	(6,541)
Roku, Inc.	69	05/15/20	USD	80.00	USD	604	(106,778)
Skyworks Solutions, Inc.	68	05/15/20	USD	100.00	USD	608	(25,500)
Smartsheet, Inc., Class A	72	05/15/20	USD	40.00	USD	299	(39,960)
Smartsheet, Inc., Class A	96	05/15/20	USD	45.00	USD	398	(38,160)
Snap, Inc., Class A	44	05/15/20	USD	13.00	USD	52	(3,982)
StoneCo Ltd., Class A	252	05/15/20	USD	31.00	USD	549	(11,970)
Visa, Inc., Class A	76	05/15/20	USD	155.00	USD	1,225	(117,800)
Visa, Inc., Class A	5	05/15/20	USD	175.00	USD	81	(2,937)
Monolithic Power Systems, Inc.	55	06/19/20	USD	175.00	USD	921	(79,200)

							$(7,075,070)

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust (BST)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
TeamViewer AG	Credit Suisse International	28,200	04/01/20	EUR	31.59	EUR	1,026	$(164,243)
Arco Platform Ltd., Class A	JPMorgan Chase Bank N.A.	7,000	04/03/20	USD	55.96	USD	296	—
Arco Platform Ltd., Class A	JPMorgan Chase Bank N.A.	11,200	04/08/20	USD	57.59	USD	473	(5)
Cadence Design Systems, Inc.	UBS AG	2,100	04/08/20	USD	80.22	USD	139	(100)
SOITEC SA	Morgan Stanley & Co. International PLC	2,400	04/08/20	EUR	90.29	EUR	158	(1)
Yageo Corp.	Morgan Stanley & Co. International PLC	117,000	04/08/20	TWD	478.40	TWD	32,117	—
Meituan Dianping, Class B	Goldman Sachs International	112,700	04/14/20	HKD	105.42	HKD	10,554	(7,311)
Pagseguro Digital Ltd., Class A	JPMorgan Chase Bank N.A.	33,000	04/14/20	USD	38.42	USD	638	(8)
TAL Education Group — ADR	Morgan Stanley & Co. International PLC	20,200	04/14/20	USD	61.87	USD	1,076	(4,920)
GMO Payment Gateway, Inc.	JPMorgan Chase Bank N.A.	15,000	04/15/20	JPY	7,522.22	JPY	113,700	(44,118)
Kingdee International Software Group Co. Ltd.	Morgan Stanley & Co. International PLC	624,000	04/15/20	HKD	11.13	HKD	6,452	(15,342)
Yageo Corp.	Morgan Stanley & Co. International PLC	43,000	04/15/20	TWD	454.52	TWD	11,804	(4)
Altium Ltd.	JPMorgan Chase Bank N.A.	37,600	04/16/20	AUD	32.58	AUD	1,075	(4,992)
Arco Platform Ltd., Class A	JPMorgan Chase Bank N.A.	11,600	04/16/20	USD	59.60	USD	490	(93)
Delivery Hero SE	Morgan Stanley & Co. International PLC	26,600	04/16/20	EUR	73.54	EUR	1,808	(67,258)
Kakao Corp.	Morgan Stanley & Co. International PLC	6,900	04/16/20	KRW	189,520.00	KRW	1,072,950	(430)
SOITEC SA	UBS AG	2,400	04/16/20	EUR	81.41	EUR	158	(169)
TeamViewer AG	Morgan Stanley & Co. International PLC	29,600	04/16/20	EUR	29.97	EUR	1,077	(241,153)
Avalara, Inc.	JPMorgan Chase Bank N.A.	15,400	04/17/20	USD	94.47	USD	1,149	(1,691)
Adyen NV	Credit Suisse International	1,800	04/21/20	EUR	796.92	EUR	1,387	(29,145)
Adyen NV	UBS AG	500	04/21/20	EUR	841.12	EUR	385	(2,680)
Kakao Corp.	Morgan Stanley & Co. International PLC	1,950	04/22/20	KRW	179,375.00	KRW	303,225	(1,150)
Kingdee International Software Group Co. Ltd.	Goldman Sachs International	368,000	04/22/20	HKD	9.80	HKD	3,805	(38,947)
SOITEC SA	Goldman Sachs International	6,200	04/22/20	EUR	85.64	EUR	408	(843)
STMicroelectronics NV	Credit Suisse International	27,400	04/22/20	EUR	19.89	EUR	545	(38,826)
Sunny Optical Technology Group Co., Ltd.	JPMorgan Chase Bank N.A.	40,000	04/22/20	HKD	111.92	HKD	4,176	(28,878)
TeamViewer AG	Citibank N.A.	29,600	04/22/20	EUR	37.39	EUR	1,077	(74,899)
Tencent Holdings Ltd.	UBS AG	75,500	04/22/20	HKD	361.47	HKD	28,705	(298,223)
ASML Holding NV	UBS AG	7,700	04/23/20	EUR	267.09	EUR	1,867	(38,416)
Arco Platform Ltd., Class A	UBS AG	7,000	04/23/20	USD	55.03	USD	296	(964)
Inphi Corp.	JPMorgan Chase Bank N.A.	15,600	04/23/20	USD	80.35	USD	1,235	(83,672)
Ping An Healthcare and Technology Co. Ltd.	Morgan Stanley & Co. International PLC	82,700	04/23/20	HKD	79.88	HKD	5,979	(15,123)
Xero Ltd.	JPMorgan Chase Bank N.A.	21,000	04/23/20	AUD	82.14	AUD	1,426	(6,949)
Altium Ltd.	UBS AG	7,800	04/28/20	AUD	30.19	AUD	223	(4,923)
GMO Payment Gateway, Inc.	JPMorgan Chase Bank N.A.	12,600	04/28/20	JPY	7,689.51	JPY	95,508	(40,619)
Meituan Dianping, Class B	Goldman Sachs International	106,800	04/28/20	HKD	106.56	HKD	10,002	(15,430)
SOITEC SA	Citibank N.A.	8,100	04/28/20	EUR	69.02	EUR	533	(23,549)
Tencent Holdings Ltd.	JPMorgan Chase Bank N.A.	70,100	04/28/20	HKD	392.70	HKD	26,652	(110,696)
Kingdee International Software Group Co. Ltd.	JPMorgan Chase Bank N.A.	577,000	04/29/20	HKD	9.84	HKD	5,966	(65,401)
Delivery Hero SE	Citibank N.A.	10,500	04/30/20	EUR	61.92	EUR	714	(105,049)
Xero Ltd.	JPMorgan Chase Bank N.A.	19,000	04/30/20	AUD	78.79	AUD	1,290	(15,002)
SOITEC SA	Credit Suisse International	8,100	05/06/20	EUR	64.97	EUR	533	(46,243)
STMicroelectronics NV	Morgan Stanley & Co. International PLC	27,400	05/06/20	EUR	16.62	EUR	545	(112,501)
Adyen NV	Credit Suisse International	1,300	05/26/20	EUR	817.79	EUR	1,002	(41,329)
Altium Ltd.	Morgan Stanley & Co. International PLC	37,400	05/26/20	AUD	28.79	AUD	1,069	(51,903)

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust (BST)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Ping An Healthcare and Technology Co. Ltd.	JPMorgan Chase Bank N.A.	100,000	05/26/20	HKD	75.09	HKD	7,230	$(69,145)
Sunny Optical Technology Group Co. Ltd.	JPMorgan Chase Bank N.A.	111,700	05/26/20	HKD	108.09	HKD	11,661	(108,313)

								$(2,020,656)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks
Automobiles	$3,233,604	$—	$—	$3,233,604
Banks	—	—	3,369,705	3,369,705
Communications Equipment	—	1,380,451	—	1,380,451
Diversified Consumer Services	17,622,302	—	—	17,622,302
Diversified Financial Services	—	—	2,290,372	2,290,372
Diversified Telecommunication Services	4,715,481	—	—	4,715,481
Electronic Equipment, Instruments & Components	—	9,839,617	—	9,839,617
Entertainment	21,989,427	—	—	21,989,427

9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Health Care Technology	$8,454,711	$4,809,060	$—	$13,263,771
Interactive Media & Services	42,135,362	26,538,976	—	68,674,338
Internet & Direct Marketing Retail	54,207,236	15,270,172	171,487	69,648,895
IT Services	96,979,949	5,389,565	3,833,612	106,203,126
Road & Rail	2,386,406	—	—	2,386,406
Semiconductors & Semiconductor Equipment	66,427,637	21,910,487	—	88,338,124
Software	143,032,865	23,320,086	4,828,186	171,181,137
Technology Hardware, Storage & Peripherals	23,508,348	—	—	23,508,348
Preferred Securities(a)	—	—	54,936,089	54,936,089
Warrants(a)	—	—	3,413	3,413
Short-Term Securities(a)	12,686,742	—	—	12,686,742

	$497,380,070	$108,458,414	$69,432,864	$675,271,348

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(7,072,884)	$(2,022,842)	$—	$(9,095,726)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Securities	Warrants	Total
Assets:
Opening Balance, as of December 31, 2019	$11,498,561	$47,488,016	$19,454	$59,006,031
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(3,165,335)	(7,527,634)	(16,041)	(10,709,010)
Purchases	6,160,136	14,975,707	—	21,135,843
Sales	—	—	—	—

Closing Balance, as of March 31, 2020	$14,493,362	$54,936,089	$3,413	$69,432,864

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020(a)	$(3,165,335)	$(7,527,634)	$(16,041)	$(10,709,010)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

10

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Science and Technology Trust (BST)

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets:
Common Stocks	$14,493,361	Market	Revenue Multiple	3.75x - 9.25x	6.36x
			Volatility	32%	—
			Time to Exit	3.0	—
Preferred Stocks(b)	54,936,090	Market	Revenue Multiple	2.75x - 13.00x	6.16x
			EBITDA	16.00x	—
			Volatility	32% - 65%	54%
			Time to Exit	2.4 - 5.0	3.2
			Recent Transactions	—	—
		Income	Discount Rate	15%	—
Warrants	3,413	Market	Revenue Multiple	3.75x	—
			Volatility	32%	—
			Time to Exit	3.0	—

	$69,432,864

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $17,687,322 changed Current Value. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

11